Income Taxes - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Canada
Major Components Of Tax Expense Income Line Item
Non-capital loss carryforwards		$ 82,000		$ 61,000
Non-capital loss carryforwards expiration year period	between 2027 – 2039
US
Major Components Of Tax Expense Income Line Item
Non-capital loss carryforwards	$ 83,000		$ 64,000
Non-capital loss carryforwards expiration year period	2029